OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER ASSETS
Schedule of other assets

	December 31,
	2017	2018	2018
	RMB	RMB	(Note2) USD
			Unaudited
Prepayment to suppliers	13,359	12,143	1,766
Silver products and raw silver	32	428	62
VAT refund receivable	7,694	11,769	1,712
Expense advance to employees	315	998	145
Prepayment for business acquisition	67,500	—	—
Receivables related to subsidiaries disposal	99,000	9,620	1,399
Receivables related to short-term investments disposal	55,000	—	—
Staff loan	1,925	49,800	7,243
Deposit and others	66,456	70,890	10,312
Total	311,281	155,648	22,639